Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not currently grant awards of stock options, stock appreciation rights, or similar option-like equity awards. Accordingly, we do not have a specific policy or practice on timing of grants of such awards in relation to the disclosure of material nonpublic information. In the event we determine to grant such awards in the future, the Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing.